Related Party Transactions - Transactions and Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 24, 2015
Related Party Transactions
Service revenue and product sales	$ 10,356	$ 11,902	$ 7,897
Operating costs	16,223	19,715	19,778
De Agostini Group
Related Party Transactions
Service revenue and product sales	21	380	94
Operating costs	569	1,266	7,324
Entity with common director or management figure | Autogrill S.p.A
Related Party Transactions
Service revenue and product sales	6,060	7,834	7,474
Entity with common director or management figure | OPAP S.A.
Related Party Transactions
Service revenue and product sales	$ 4,036	3,153
Ownership interest held by related party investee (as a percent)	33.00%
Entity with common director or management figure | Willis Towers Watson
Related Party Transactions
Payments for insurance coverage	$ 5,000	3,300	3,200
Ringmaster S.r.l. | Joint venture
Related Party Transactions
Service revenue and product sales	239	535	329
Operating costs	$ 12,651	14,808	9,064
Equity method ownership interest (as a percent)	50.00%
Assicurazioni Generali S.p.A. | Entity with common director or management figure
Related Party Transactions
Operating costs	$ 3,003	3,641	$ 3,390
CLS-GTECH Company Limited | Joint venture
Related Party Transactions
Equity method ownership interest (as a percent)	50.00%
Yeonama Holdings Co. Limited | Entity with common director or management figure
Related Party Transactions
Ownership interest accounted for at fair value (as a percent)	30.00%
Connect Ventures One LP | Entity with common director or management figure
Related Party Transactions
Amount of investment	$ 4,700	$ 3,600
Connect Ventures Two LP | Entity with common director or management figure
Related Party Transactions
Amount of investment				$ 500